United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/16

Date of Reporting Period: Quarter ended 07/31/15

Item 1. Schedule of Investments

Federated Intermediate Corporate Bond Fund
Portfolio of Investments
July 31, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.5%
		Basic Industry - Chemicals—1.6%
$580,000		Albemarle Corp., 4.15%, 12/1/2024	$587,342
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	354,398
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	504,393
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,327,767
490,000		RPM International, Inc., 6.50%, 2/15/2018	540,858
101,000		Rohm & Haas Co., 6.00%, 9/15/2017	110,017
375,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	365,663
		TOTAL	3,790,438
		Basic Industry - Metals & Mining—6.1%
255,000		Alcoa, Inc., 5.87%, 2/23/2022	271,256
375,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	393,308
500,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	551,875
810,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	911,250
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	307,169
680,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	547,400
850,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	880,812
500,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.00%, 8/5/2020	506,875
400,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.125%, 6/1/2018	424,430
150,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.50%, 3/1/2041	143,625
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	236,774
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,279,725
1,080,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,072,440
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	872,500
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,061,321
640,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	585,523
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,198,210
450,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	450,901
480,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	476,376
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	143,426
1,750,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,987,466
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	504,279
		TOTAL	14,806,941
		Basic Industry - Paper—0.6%
250,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	265,520
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	886,960
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	225,815
		TOTAL	1,378,295
		Capital Goods - Aerospace & Defense—1.0%
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	421,400
811,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	845,468
400,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	384,470
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	771,875
55,000		Textron Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	56,896
		TOTAL	2,480,109
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—1.0%
$300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	$333,000
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,199,250
395,000		Valmont Industries, Inc., 5.25%, 10/1/2054	366,414
377,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	433,052
		TOTAL	2,331,716
		Capital Goods - Construction Machinery—0.6%
1,280,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,425,963
		Capital Goods - Diversified Manufacturing—2.3%
560,000		Dover Corp., Note, 5.45%, 3/15/2018	615,703
1,110,000		Harsco Corp., 5.75%, 5/15/2018	1,140,525
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	514,622
1,150,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,359,271
1,680,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	1,846,263
		TOTAL	5,476,384
		Communications - Cable & Satellite—2.1%
600,000	[1,2]	CCO Safari II LLC, Series 144A, 4.908%, 7/23/2025	601,365
570,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	613,627
750,000		Comcast Corp., Sr. Unsecd. Note, 5.875%, 2/15/2018	832,561
370,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	400,260
700,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	721,800
200,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.15%, 3/15/2042	192,146
570,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	560,330
200,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	184,382
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2021	1,023,754
		TOTAL	5,130,225
		Communications - Media & Entertainment—3.1%
500,000		21st Century Fox America, Inc., 3.00%, 9/15/2022	489,551
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	30,899
250,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	271,598
815,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	791,513
750,000		CBS Corp., 3.70%, 8/15/2024	735,184
390,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	372,910
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,006,703
277,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	284,901
225,000	[1,2]	McGraw Hill Financial, Inc., Unsecd. Note, Series 144A, 4.00%, 6/15/2025	227,101
1,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	1,011,888
800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	818,513
375,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	432,374
910,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	908,739
		TOTAL	7,381,874
		Communications - Telecom Wireless—1.6%
550,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	579,117
1,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	1,442,992
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	1,221,370
580,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	605,755
		TOTAL	3,849,234
		Communications - Telecom Wirelines—2.9%
600,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	590,992
600,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	575,092
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$1,160,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	$1,244,100
680,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	699,194
500,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	530,412
220,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	272,452
2,080,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	2,295,588
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	711,334
		TOTAL	6,919,164
		Consumer Cyclical - Automotive—3.4%
500,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 3/13/2018	500,438
1,500,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	1,506,208
1,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,008,128
700,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	672,147
850,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	847,483
440,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	439,136
500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	511,684
150,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	151,434
800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.35%, 3/4/2019	809,982
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,038,288
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	756,790
		TOTAL	8,241,718
		Consumer Cyclical - Leisure—1.0%
650,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	683,638
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,773,976
		TOTAL	2,457,614
		Consumer Cyclical - Lodging—1.0%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,512,000
270,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	265,180
650,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	667,271
3,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	3,157
		TOTAL	2,447,608
		Consumer Cyclical - Retailers—1.6%
700,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	734,665
300,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	314,671
190,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	190,115
268,635	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	291,254
1,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.25%, 12/5/2018	1,011,190
380,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	395,721
500,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	550,147
500,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 1.125%, 4/11/2018	498,935
		TOTAL	3,986,698
		Consumer Cyclical - Services—1.4%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,584,828
250,000		Expedia, Inc., 4.50%, 8/15/2024	253,134
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	557,565
		TOTAL	3,395,527
		Consumer Non-Cyclical - Food/Beverage—2.9%
1,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	1,012,700
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	498,205
750,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	788,625
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$525,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 2.80%, 7/2/2020	$527,903
525,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	534,228
1,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,073,403
900,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	935,291
500,000		PepsiCo, Inc., 2.75%, 4/30/2025	481,968
600,000		Tyson Foods, Inc., 3.95%, 8/15/2024	608,203
465,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	494,669
		TOTAL	6,955,195
		Consumer Non-Cyclical - Health Care—0.7%
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	756,184
280,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	279,909
500,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	498,906
135,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	130,816
		TOTAL	1,665,815
		Consumer Non-Cyclical - Pharmaceuticals—1.3%
525,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	522,475
310,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	306,425
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,372,154
850,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	855,093
		TOTAL	3,056,147
		Consumer Non-Cyclical - Products—0.2%
445,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	451,135
		Consumer Non-Cyclical - Tobacco—0.9%
580,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	599,044
320,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	327,641
550,000		Reynolds American, Inc., Sr. Unsecd. Note, 3.25%, 6/12/2020	559,409
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	309,094
270,000	[1,2]	Reynolds American, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/4/2041	314,719
		TOTAL	2,109,907
		Energy - Independent—1.0%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	588,095
239,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	234,722
145,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	142,231
400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	420,080
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	1,115,400
		TOTAL	2,500,528
		Energy - Integrated—1.7%
1,261,000		BP Capital Markets PLC, 1.375%, 5/10/2018	1,252,658
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	682,698
700,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	697,025
525,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	511,050
975,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	820,404
250,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	241,472
		TOTAL	4,205,307
		Energy - Midstream—1.9%
265,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	248,211
645,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	646,229
500,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	501,491
385,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	388,085
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$580,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	$663,714
705,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	661,716
1,000,000		Williams Partners LP, 5.25%, 3/15/2020	1,085,995
360,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	337,034
		TOTAL	4,532,475
		Energy - Oil Field Services—0.5%
100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	104,075
500,000		Weatherford International Ltd., 6.00%, 3/15/2018	524,834
550,000		Weatherford International Ltd., 9.875%, 3/1/2039	621,228
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	44,116
		TOTAL	1,294,253
		Energy - Refining—0.9%
310,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	351,601
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,724,435
		TOTAL	2,076,036
		Financial Institution - Banking—19.0%
550,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	550,547
715,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	717,071
575,000		BB&T Corp., Series MTN, 2.45%, 1/15/2020	578,675
650,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	655,289
1,500,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,523,296
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,003,978
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.70%, 8/25/2017	501,449
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	989,135
1,800,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	1,983,667
500,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	487,628
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	802,574
650,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	649,815
430,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	427,752
450,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	450,377
690,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	719,144
2,860,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	3,093,605
1,230,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,248,219
675,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	766,222
335,000		Comerica, Inc., 3.80%, 7/22/2026	330,466
450,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	449,168
1,099,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	1,098,249
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	236,861
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	749,227
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	750,982
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.375%, 1/22/2018	1,015,069
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	2,792,797
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.35%, 3/5/2020	497,559
407,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	486,371
740,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	737,744
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	536,571
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.35%, 8/15/2021	536,381
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	2,287,648
1,200,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	1,221,804
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	$1,185,655
600,000		Morgan Stanley, Sr. Unsecd. Note, 2.50%, 1/24/2019	607,233
890,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	895,808
560,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	590,181
750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.70%, 10/23/2024	752,855
1,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,858,806
400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	438,134
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	3,036,950
1,322,598	[1,3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	705,144
750,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	747,329
440,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	453,731
1,500,000		Wells Fargo & Co., 2.125%, 4/22/2019	1,506,916
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,059,138
		TOTAL	45,713,220
		Financial Institution - Broker/Asset Mgr/Exchange—3.7%
750,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	826,896
990,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,110,218
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	404,435
103,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	113,161
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,198,977
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	906,236
660,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	716,568
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	503,668
1,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,147,417
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	71,556
790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	966,278
400,000		Stifel Financial Corp., 4.25%, 7/18/2024	400,222
465,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	470,496
		TOTAL	8,836,128
		Financial Institution - Finance Companies—4.5%
937,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,124,860
403,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	396,326
1,500,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,589,196
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	2,212,680
1,004,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	1,134,927
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,108,400
500,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	584,553
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	524,430
950,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,071,590
		TOTAL	10,746,962
		Financial Institution - Insurance - Health—0.4%
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	253,149
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	413,801
204,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	233,972
		TOTAL	900,922
		Financial Institution - Insurance - Life—4.9%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,387,834
500,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	643,458
1,700,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,010,911
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	$1,235,699
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	254,232
790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,208,235
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	443,940
300,000		MetLife, Inc., Sr. Unsecd. Note, 3.60%, 4/10/2024	303,054
500,000	[1,2]	New York Life Global Funding, Series 144A, 1.45%, 12/15/2017	500,494
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	815,308
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	270,929
320,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	320,754
280,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	332,264
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	495,632
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,533,058
		TOTAL	11,755,802
		Financial Institution - Insurance - P&C—2.8%
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	298,992
515,000		CNA Financial Corp., 6.50%, 8/15/2016	542,418
350,000		CNA Financial Corp., Sr. Unsecd. Note, 3.95%, 5/15/2024	352,550
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	148,033
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	654,728
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	457,113
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	240,210
270,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	279,159
1,300,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	2,002,550
150,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	152,435
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,541,325
		TOTAL	6,669,513
		Financial Institution - REIT - Apartment—0.6%
650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	650,355
500,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	488,003
270,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	290,858
		TOTAL	1,429,216
		Financial Institution - REIT - Healthcare—0.6%
600,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	635,009
800,000		Healthcare Trust of America, 3.70%, 4/15/2023	781,496
		TOTAL	1,416,505
		Financial Institution - REIT - Office—0.2%
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	599,485
		Financial Institution - REIT - Other—1.0%
490,000		Liberty Property LP, Sr. Unsecd. Note, 3.75%, 4/1/2025	480,160
500,000		Liberty Property LP, Sr. Unsecd. Note, 4.75%, 10/1/2020	541,033
500,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	504,879
500,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	518,317
314,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	362,495
		TOTAL	2,406,884
		Financial Institution - REIT - Retail—0.9%
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	465,829
650,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	649,683
500,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	544,817
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—continued
$500,000		Simon Property Group LP, 6.125%, 5/30/2018	$560,783
		TOTAL	2,221,112
		Financial Institution - REITs—0.2%
500,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	496,239
		Municipal Services—0.7%
560,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	620,396
935,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,020,309
		TOTAL	1,640,705
		Sovereign—0.7%
825,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	897,662
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	897,487
		TOTAL	1,795,149
		Technology—4.8%
545,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	528,830
430,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	422,225
560,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	570,194
335,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	320,679
500,000		Apple, Inc., Unsecd. Note, 2.15%, 2/9/2022	484,248
650,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	653,665
250,000		BMC Software, Inc., 7.25%, 6/1/2018	219,688
1,200,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	1,176,739
725,000		Fiserv, Inc., Sr. Unsecd. Note, 2.70%, 6/1/2020	725,806
145,000	[1,2]	Flextronics International Ltd., Sr. Unsecd. Note, Series 144A, 4.75%, 6/15/2025	141,919
900,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	921,310
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	988,355
250,000		Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	252,076
500,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	506,011
500,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	487,371
350,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	346,140
200,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	195,064
1,000,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	1,008,688
355,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	340,674
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	355,853
550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	587,870
250,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	247,325
		TOTAL	11,480,730
		Transportation - Airlines—0.2%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	544,198
		Transportation - Railroads—1.1%
329,195		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	366,913
1,000,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,036,175
1,400,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	1,355,229
		TOTAL	2,758,317
		Transportation - Services—1.6%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	917,273
420,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	458,094
750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	743,224
600,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	619,933
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	254,141
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$750,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	$777,167
		TOTAL	3,769,832
		Utility - Electric—4.5%
385,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	376,686
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	387,723
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,042,500
1,125,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,209,808
1,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	1,030,459
292,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	299,218
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	275,429
228,649	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	237,832
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,712,013
940,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	940,830
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	502,554
115,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	117,949
830,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	880,421
335,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	337,718
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	898,577
550,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	552,570
		TOTAL	10,802,287
		Utility - Natural Gas—1.8%
200,000		Atmos Energy Corp., 8.50%, 3/15/2019	242,895
400,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 6/1/2020	402,402
210,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 6/1/2025	209,617
390,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	413,154
800,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	751,915
785,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	819,284
1,200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	1,197,009
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	290,250
		TOTAL	4,326,526
		TOTAL CORPORATE BONDS (IDENTIFIED COST $225,831,815)	234,656,038
		FOREIGN GOVERNMENTS/AGENCIES—0.9%
		Sovereign—0.9%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	332,800
990,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,117,463
750,000		United Mexican States, Note, 5.625%, 1/15/2017	796,500
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,049,074)	2,246,763
		INVESTMENT COMPANY—0.9%
2,082,084	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[5] (AT NET ASSET VALUE)	2,082,084
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $229,962,973)[6]	238,984,885
		OTHER ASSETS AND LIABILITIES - NET—0.7%[7]	1,606,407
		TOTAL NET ASSETS—100%	$240,591,292
9

At July 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Note 2-Year Long Futures	20	$4,381,250	September 2015	$16,829
8U.S. Treasury Note 5-Year Long Futures	20	$2,396,875	September 2015	$17,766
8U.S. Treasury Note 10-Year Short Futures	50	$6,371,875	September 2015	$(95,430)
8U.S. Treasury Long Bond Short Futures	70	$10,915,625	September 2015	$(288,914)
8U.S. Treasury Ultra Bond Short Futures	36	$5,743,125	September 2015	$(91,209)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(440,958)
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,530,039 and $19,379,773, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $54,726,158, which represented 22.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $50,713,980, which represented 21.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$ 1,773,976
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$1,273,734	$ 705,144
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999 – 9/29/1999	$1,138,408	$ 1,533,058
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Affiliated holding.
5	7-day net yield.
6	At July 31, 2015, the cost of investments for federal tax purposes was $229,962,973. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $9,021,912. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,031,538 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,009,626.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
10

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Advisers”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
11

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	—	233,950,894	705,144	234,656,038
Foreign Governments/Agencies	—	2,246,763	—	2,246,763
Investment Company	2,082,084	—	—	2,082,084
TOTAL SECURITIES	$2,082,084	$236,197,657	$705,144	$238,984,885
OTHER FINANCIAL INSTRUMENTS[1]	$(440,958)	$—	$—	$(440,958)
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
12
Federated Short-Term Income Fund
Portfolio of Investments
July 31, 2015 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation—0.1%
$8,679	[1]	FHLMC ARM 390260, 2.103%, 10/01/2030	$8,859
15,679	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	17,011
6,248	[1]	FHLMC ARM 420196, 5.324%, 11/01/2030	6,779
11,967	[1]	FHLMC ARM 606116, 2.139%, 9/01/2019	12,127
564,617	[1]	FHLMC ARM 780443, 2.219%, 3/01/2033	596,279
12,786	[1]	FHLMC ARM 785167, 2.177%, 12/01/2018	12,921
		TOTAL	653,976
		Federal National Mortgage Association—0.2%
12,735	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	13,707
315,906	[1]	FNMA ARM 544843, 2.509%, 10/01/2027	331,520
285,567	[1]	FNMA ARM 544852, 2.506%, 4/01/2028	299,985
357,622	[1]	FNMA ARM 544884, 2.483%, 5/01/2034	378,794
580,944	[1]	FNMA ARM 556379, 1.568%, 5/01/2040	595,685
239,257	[1]	FNMA ARM 556388, 1.568%, 5/01/2040	245,363
926,399	[1]	FNMA ARM 618128, 1.930%, 8/01/2033	959,402
		TOTAL	2,824,456
		Government National Mortgage Association—0.0%
9,364	[1]	GNMA ARM 8902, 1.750%, 30 Year, 1/20/2022	9,525
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,384,533)	3,487,957
		ASSET-BACKED SECURITIES—37.8%
		Auto Receivables—17.8%
1,886,763	[1]	Ally Auto Receivable Trust 13-SN1 A4, Class A4, 0.90%, 5/22/2017	1,888,218
1,846,678	[2,3]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	1,844,923
5,000,000	[1]	Ally Master Owner Trust 2013-1, Class A1, 0.637%, 2/15/2018	5,003,801
1,500,513	[2,3]	American Credit Acceptance Receivables Trust 2014-3, Class A, 0.99%, 8/10/2018	1,500,071
5,000,000		Americredit Automobile Receivables Trust 2005-C, Class C, 1.69%, 11/8/2018	5,018,134
10,000,000	[1]	Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,254,917
1,513,311	[1]	Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	1,520,762
13,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	13,265,368
3,000,000		Americredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	3,054,398
5,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	5,003,528
13,000,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	13,064,231
2,000,000	[1]	California Republic Auto Receivables Trust 2015-2, Class A2, 0.88%, 2/15/2018	1,999,728
65,994		Capital Auto Receivables Asset Trust 2014-1, Class A1A, 0.68%, 5/20/2016	66,001
3,780,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class B, 1.188%, 1/7/2025	3,782,736
2,500,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class D, 1.988%, 1/7/2025	2,505,901
3,113,406	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class A, 0.608%, 3/7/2026	3,111,593
2,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class B, 0.988%, 3/7/2026	1,993,906
1,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class C, 1.388%, 3/7/2026	996,845
1,500,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class D, 1.738%, 3/7/2026	1,496,768
2,167,597	[1,2,3]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	2,170,756
2,225,000	[2,3]	Drive Auto Receivables Trust 2015-BA, Class A3, 1.30%, 6/15/2018	2,224,554
2,417,947	[1,2,3]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	2,419,151
4,249,099	[1,2,3]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	4,243,827

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$4,000,000	[1]	Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	$4,000,878
3,776,000	[1]	Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	3,778,577
7,000,000		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	7,007,183
5,000,000	[1]	Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	4,998,867
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,554,476
9,000,000	[1]	Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	9,013,751
4,000,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	4,027,460
3,504,000	[2,3]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	3,510,611
6,000,000		Hyundai Auto Receivables Trust 2011-B, Class D, 3.51%, 11/15/2017	6,030,362
6,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	6,043,477
2,500,000	[1,2,3]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.837%, 5/15/2018	2,498,511
1,500,000	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	1,514,554
8,000,000		Mercedes-Benz Auto Lease Trust 2013-B, Class A4, 0.76%, 7/15/2019	8,007,528
2,500,000		Mercedes-Benz Auto Lease Trust 2014-A, Class A4, 0.90%, 12/16/2019	2,501,754
5,000,000	[1,2,3]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	5,003,680
3,852,000	[1,2,3]	Motor PLC 2014-1A, Class A1, 0.671%, 8/25/2021	3,852,784
5,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2013-1, Class A4, 0.88%, 10/22/2019	5,005,279
4,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	4,008,501
5,000,000	[1,2,3]	SMART ABS Series 2012-2US Trust, Class A4B, 1.436%, 3/14/2018	5,017,472
600,000	[1]	SMART ABS Series 2012-4US Trust, Class A4B, 0.886%, 8/14/2018	598,193
1,600,000	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	1,604,232
3,000,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	3,071,693
7,100,000		Santander Drive Auto Receivables Trust 2014-1, Class B, 1.59%, 10/15/2018	7,124,135
1,000,000	[1]	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	1,008,654
4,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	4,003,559
367,541	[1]	World Omni Automobile Lease Securitization Trust 2013-A, Class A2B, 0.507%, 5/16/2016	367,567
12,040,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	12,088,276
		TOTAL	210,672,131
		Credit Card—11.3%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 0.887%, 2/16/2021	9,042,300
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 0.686%, 12/15/2021	4,999,819
11,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 0.887%, 2/15/2019	11,489,493
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 0.567%, 6/15/2021	8,004,104
10,000,000	[1]	Chase Issuance Trust 2007-C1, Class C1, 0.647%, 4/15/2019	9,960,914
8,000,000	[1]	Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.428%, 2/7/2018	8,002,430
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.467%, 5/26/2020	4,293,675
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 0.637%, 4/15/2021	9,023,072
6,000,000	[1]	DryRock Issuance Trust 2014-1, Class A, 0.547%, 12/16/2019	5,995,522
7,000,000	[1,2,3]	Golden Credit Card Trust 2013-2A, Class A, 0.617%, 9/15/2018	7,004,326
8,000,000	[1,2,3]	Golden Credit Card Trust 2014-2A, Class A, 0.637%, 3/15/2021	7,991,278
15,000,000	[2,3]	Master Credit Card Trust 2012-2A, Class A, 0.78%, 4/21/2017	15,005,168
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	3,010,004
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	3,003,557
5,000,000	[1,2,3]	Penarth Master Issuer 2015-1A, Class A1, 0.588%, 3/18/2019	4,996,614
15,000,000	[1,2,3]	Penarth Master Issuer PLC 2013-1A, Class A1, 0.578%, 11/18/2017	15,003,299
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2012-1A, Class A, 0.987%, 6/17/2019	7,031,429
		TOTAL	133,857,004
		Equipment Lease—2.6%
4,400,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	4,416,997

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$4,000,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	$4,020,297
2,605,557	[1,2,3]	CLI Funding LLC 2006-1A A, Class A, 0.364%, 8/18/2021	2,592,750
3,066,667	[2,3]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	3,061,112
3,000,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	3,000,764
2,500,000	[2,3]	GE Equipment Small Ticket LLC Series 2014-1A, Class B, 1.67%, 10/25/2021	2,503,491
2,000,000	[2,3]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,009,047
1,200,000	[2,3]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,201,031
989,000	[2,3]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	991,737
2,000,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	2,001,396
1,200,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	1,203,538
42,802	[2,3]	MMAF Equipment Finance LLC 2013-AA, Class A2, 0.69%, 5/9/2016	42,810
1,500,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	1,500,149
1,750,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	1,757,482
		TOTAL	30,302,601
		Home Equity Loan—0.6%
129,715	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.551%, 7/25/2035	129,494
2,533,955	[1]	Carrington Mortgage Loan Trust 2006-OPT1, Class A3, 0.371%, 2/25/2036	2,463,715
14,001	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.667%, 1/15/2028	12,145
32,051	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.451%, 11/25/2036	31,326
2,381,294		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,024,975
136,593	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.211%, 11/25/2034	125,374
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	38,142
64,764	[1,2,3]	Quest Trust 2004—X1, Class A, 0.851%, 3/25/2034	65,028
2,282,907	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,343,526
		TOTAL	6,233,725
		Other—5.5%
2,770,604	[1,2,3]	ACS Pass Through Trust 2007-1A, Class G1, 0.497%, 6/14/2037	2,724,254
887,926	[1,2,3]	Aircraft Lease Securitization Ltd. 2007-1A, Class G3, 0.445%, 5/10/2032	882,979
2,050,873	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.095%, 2/25/2043	2,062,315
7,500,000	[1,2,4]	Carlyle Global Market Strategies 2015-1A, Class A, 2.189%, 10/15/2021	7,500,000
2,577,713	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.871%, 10/25/2035	2,524,279
5,000,000	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.127%, 10/25/2025	5,011,350
1,537,968	[1]	Ohio Phase In Recovery Funding LLC 2013-1, Class A1, 0.958%, 7/1/2018	1,538,276
4,000,000	[1,2,3]	PFS Financing Corp. 2013-AA, Class A, 0.737%, 2/15/2018	4,000,624
8,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class A, 0.787%, 2/15/2019	8,002,327
5,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class B, 1.137%, 2/15/2019	5,002,724
2,487,233	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.791%, 11/25/2027	2,466,983
1,019,806	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.187%, 10/15/2024	1,023,671
636,367	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.587%, 8/15/2025	641,934
688,625	[1,2,3]	SLM Student Loan Trust 2012-B, Class A1, 1.287%, 12/15/2021	689,444
1,889,490	[1,2,3]	SLM Student Loan Trust 2012-C, Class A1, 1.287%, 8/15/2023	1,897,279
11,000,000	[1,2,3]	SLM Student Loan Trust 2013-C, Class A2B, 1.587%, 10/15/2031	11,114,907
4,000,000	[1,2,3]	SLM Student Loan Trust 2014-A, Class A2B, 1.337%, 1/15/2026	4,051,912
693,098	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	699,117
763,509	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	774,059
2,430,173	[2,3]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	2,442,301
		TOTAL	65,050,735
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $445,696,254)	446,116,196

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.2%
		Commercial Mortgage—7.3%
$9,500,000	[1,2,3]	Banc of America Merrill Lynch Large Loan, Inc. 2013-DSNY, Class B, 1.687%, 9/15/2026	$9,500,860
3,000,000	[1,2,3]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 0.937%, 6/15/2033	2,995,055
1,105,394	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	1,107,668
3,286,306		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	3,284,792
2,137,001		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	2,127,849
2,804,301		Commercial Mortgage Trust 2014-LC17, Class A1, 1.381%, 10/10/2047	2,799,211
862,250	[1,2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.00%, 6/25/2042	862,491
4,410,390	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	4,198,372
5,123,224	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	4,762,765
5,363,296	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	5,399,040
1,511,710	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	1,569,886
174,520	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	174,540
10,000,000	[1,2,3]	JP Morgan Chase Commercial Mortgage Securities 2014-FBLU, Class B, 1.682%, 12/15/2028	9,941,484
15,000,000	[1,2,3]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 0.836%, 11/15/2045	15,000,693
5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.979%, 4/10/2046	4,991,017
7,481,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	7,587,811
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.386%, 6/15/2045	5,145,240
4,800,000	[1,2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.236%, 7/15/2046	4,817,556
		TOTAL	86,266,330
		Federal Home Loan Mortgage Corporation—1.1%
1,069		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	1,122
8,704		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	9,254
26,266		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	29,463
5,651		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	5,779
97,692	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.537%, 2/15/2018	97,949
73,452		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	75,805
84,077		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	88,332
80,717		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	88,384
1,560,559	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.487%, 2/15/2036	1,563,772
192,786	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.647%, 2/15/2034	194,493
651,676	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.587%, 7/15/2036	654,271
302,979	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.937%, 7/15/2036	308,031
804,758	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.097%, 7/15/2037	824,593
3,883,046		Federal Home Loan Mortgage Corp. REMIC K701, Class A1, 2.776%, 6/25/2017	3,949,980
4,327,336	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP, Class A, 0.564%, 4/25/2020	4,337,902
154,442	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	175,555
		TOTAL	12,404,685
		Federal National Mortgage Association—1.1%
47,741		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	53,390
1,407		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	1,582
33,383		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	37,060
29,900	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	33,165
2,227	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	2,320
9,215		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	10,087
203,786		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	226,983
3,133		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	3,186
79,195	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.691%, 9/25/2032	80,163
23,800		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	24,972
32,691		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	33,479

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$452,805	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.621%, 6/25/2036	$456,109
1,982,378	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.641%, 7/25/2037	1,998,524
312,121	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.191%, 6/25/2037	320,607
287,973	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 0.991%, 5/25/2039	291,581
90,210	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.691%, 8/25/2039	90,812
625,510	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.041%, 4/25/2037	639,665
1,114,786	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 0.731%, 7/25/2037	1,125,406
2,176,759	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.641%, 3/25/2041	2,184,047
5,656,358	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.591%, 2/25/2042	5,675,216
25,763		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	26,960
44,512		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	49,270
		TOTAL	13,364,584
		Government Agency—0.3%
3,062,131	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	3,035,277
1,064,764	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.637%, 1/8/2020	1,069,339
		TOTAL	4,104,616
		Government National Mortgage Association—1.0%
5,747,985		Government National Mortgage Association REMIC 2013-H16 FA, 0.723%, 7/20/2063	5,782,542
6,392,409		Government National Mortgage Association REMIC 2013-H17 FA, 0.733%, 7/20/2063	6,433,339
		TOTAL	12,215,881
		Non-Agency Mortgage—2.4%
1,666,667	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 2A1, 1.976%, 5/17/2060	1,672,339
11,247	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.134%, 3/25/2033	11,270
96,260	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.290%, 2/3/2029	81,115
82,920	[1]	Chaseflex Trust 2006-1, Class A2A, 4.850%, 6/25/2036	82,414
29,060		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	29,870
29,188	[1,2,4]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	29,188
3,463,754	[1,2,3]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.684%, 12/22/2054	3,478,270
4,820,108	[1,2,3]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.784%, 12/22/2054	4,814,907
260,317	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.309%, 9/25/2034	216,339
29,533		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	30,861
94,541	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 2.054%, 2/25/2040	95,335
323,500	[1]	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	323,005
586,372	[1]	Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	601,408
461,791	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	465,632
5,635,032	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	5,156,466
2,490,659		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	2,265,936
3,778,117	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,491,514
333,333	[1,2,3]	Silverstone Master Issuer 2012-1A, Class 1A, 1.842%, 1/21/2055	334,104
3,000,000	[1,2,3]	Silverstone Master Issuer 2015-1A, Class 2A2, 0.842%, 1/21/2070	2,980,675
233,806		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	261,985
742,197	[1]	Washington Mutual 2006-AR15, Class 1A, 1.010%, 11/25/2046	615,517
793,398	[1]	Washington Mutual 2006-AR17, Class 1A, 0.976%, 12/25/2046	631,896
79,287	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.626%, 7/25/2034	81,895
		TOTAL	27,751,941
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $157,858,676)	156,108,037
		CORPORATE BONDS—34.5%
		Basic Industry - Chemicals—0.8%
3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	3,530,751

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Chemicals—continued
$6,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	$6,505,018
		TOTAL	10,035,769
		Basic Industry - Metals & Mining—0.7%
1,500,000	[1,2,3]	Anglo American Capital PLC, Floating Rate Note—Sr. Note, Series 144A, 1.239%, 4/15/2016	1,500,158
1,500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	1,539,897
1,000,000	[1]	BHP Billiton Finance (USA), Inc., Floating Rate Note—Sr. Note, 0.532%, 9/30/2016	1,000,096
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,082,004
		TOTAL	8,122,155
		Capital Goods - Diversified Manufacturing—0.6%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,514,863
2,000,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	1,995,020
2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,058,488
		TOTAL	6,568,371
		Communications - Cable & Satellite—0.8%
4,530,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	4,592,867
4,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	4,450,912
		TOTAL	9,043,779
		Communications - Media & Entertainment—0.6%
2,500,000		Viacom, Inc., 2.50%, 9/1/2018	2,521,330
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	4,991,320
		TOTAL	7,512,650
		Communications - Telecom Wireless—0.8%
5,720,000	[1]	America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.288%, 9/12/2016	5,743,744
3,090,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,253,584
		TOTAL	8,997,328
		Communications - Telecom Wirelines—1.6%
3,400,000	[1]	AT&T, Inc., Floating Rate Note—Sr. Note, 0.665%, 2/12/2016	3,397,882
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,583,039
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,452,218
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.053%, 6/17/2019	3,000,321
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.036%, 9/14/2018	2,579,705
		TOTAL	19,013,165
		Consumer Cyclical - Automotive—2.4%
6,000,000	[2,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	6,019,794
3,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 0.632%, 3/10/2017	2,987,679
4,000,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 1.875%, 8/9/2016	4,023,016
5,750,000	[1,2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 0.981%, 9/26/2016	5,773,937
5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	5,191,440
5,000,000	[1,2,3]	Volkswagen Group of America Finance LLC, Floating Rate Note—Sr. Note, Series 144A, 0.652%, 5/23/2017	4,991,315
		TOTAL	28,987,181
		Consumer Cyclical - Leisure—0.2%
2,000,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	2,007,264
		Consumer Cyclical - Retailers—0.5%
2,650,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,651,609
3,700,000		CVS Health Corp., Sr. Unsecd. Note, 1.20%, 12/5/2016	3,710,530
		TOTAL	6,362,139
		Consumer Cyclical - Services—0.4%
3,000,000	[1,2,3]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 0.806%, 11/28/2017	2,986,503

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
$2,000,000		Expedia, Inc., 7.456%, 8/15/2018	$2,282,858
		TOTAL	5,269,361
		Consumer Non-Cyclical - Food/Beverage—2.5%
6,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	6,582,550
3,000,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,002,028
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 0.820%, 2/1/2019	7,919,352
7,000,000	[2,3]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,137,207
5,000,000		Tyson Foods, Inc., 2.65%, 8/15/2019	5,045,485
		TOTAL	29,686,622
		Consumer Non-Cyclical - Health Care—0.5%
3,000,000	[1,2,3]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 0.564%, 10/6/2017	2,991,567
2,475,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 0.736%, 6/15/2016	2,475,762
		TOTAL	5,467,329
		Consumer Non-Cyclical - Pharmaceuticals—0.3%
3,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	2,993,550
		Consumer Non-Cyclical - Tobacco—0.1%
1,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	1,009,570
		Energy - Independent—0.3%
3,500,000	[1]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.307%, 7/18/2018	3,589,250
		Energy - Integrated—1.1%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,073,280
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 0.911%, 9/26/2018	4,012,728
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,848,458
		TOTAL	12,934,466
		Energy - Midstream—0.2%
3,000,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 2.00%, 12/1/2017	2,985,636
		Energy - Oil Field Services—0.7%
3,095,000		Nabors Industries, Inc., Sr. Unsecd. Note, 2.35%, 9/15/2016	3,090,754
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	4,991,475
		TOTAL	8,082,229
		Financial Institution - Banking—9.4%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	2,984,733
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	2,008,104
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,223,378
9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 0.960%, 2/1/2019	9,010,800
1,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 1.329%, 1/15/2019	1,514,249
6,000,000	[1]	Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 0.883%, 4/9/2018	6,016,452
2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	1,998,282
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	4,012,868
3,000,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.15%, 11/21/2016	2,990,529
2,150,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	2,150,789
10,000,000	[1]	Fifth Third Bancorp, Floating Rate Note—Sr. Note, Series BKNT, 0.786%, 11/18/2016	10,003,350
10,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.374%, 11/15/2018	10,068,850
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	3,973,476
2,000,000	[1]	MUFG Americas Holdings Corp., Sr. Unsecd. Note, 0.849%, 2/9/2018	2,003,712
2,000,000	[1]	MUFG Union Bank, N.A., Floating Rate Note—Sr. Note, 1.031%, 9/26/2016	2,006,330
6,900,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.595%, 7/25/2017	6,871,275
2,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 1.143%, 1/24/2019	2,001,436
700,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 1.435%, 1/27/2020	707,387

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.75%, 2/25/2016	$2,009,258
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,161,685
3,500,000	[1,2,3]	Nordea Bank AB, Floating Rate Note—Sr. Note, Series 144A, 0.737%, 5/13/2016	3,508,204
3,000,000		PNC Bank, N.A., Series MTN, 1.60%, 6/1/2018	2,992,440
15,000,000	[1]	Royal Bank of Canada, Montreal, Floating Rate Note—Sr. Note, Series GMTN, 0.649%, 3/8/2016	15,026,205
3,000,000	[1]	U.S. Bank, N.A., Series BKNT, 0.486%, 9/11/2017	2,999,478
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.774%, 10/28/2019	1,991,794
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 1.037%, 7/30/2018	8,033,384
		TOTAL	111,268,448
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,000,000	[2,3]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	2,023,638
		Financial Institution - Finance Companies—1.3%
15,000,000	[1]	General Electric Capital Corp., Floating Rate Note—Sr. Note, Series GMTN, 0.796%, 1/14/2019	15,005,910
		Financial Institution - Insurance - Life—2.8%
4,500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	4,568,287
8,000,000	[1,2,3]	MetLife Global Funding I, Floating Rate Note—Sr. Secured Note, Series 144A, 0.663%, 4/10/2017	8,017,040
4,475,000	[1,2,3]	New York Life Global Funding, Floating Rate Note—Sr. Note, Series 144A, 0.644%, 5/23/2016	4,486,228
3,000,000	[1,2,3]	New York Life Global Funding, Series 144A, 0.566%, 12/15/2017	3,010,785
7,400,000	[2,3]	PRICOA Global Funding I, Sr. Unsecd. Note, Series 144A, 1.15%, 11/25/2016	7,424,635
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.054%, 8/15/2018	6,029,460
		TOTAL	33,536,435
		Financial Institution - Insurance - P&C—0.6%
4,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	4,011,504
2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,001,052
1,000,000	[1,4]	HSB Group, Inc., Company Guarantee, Series B, 1.199%, 7/15/2027	828,509
		TOTAL	6,841,065
		Technology—2.8%
7,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 0.580%, 5/6/2019	7,019,481
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.783%, 3/1/2019	6,681,547
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,070,610
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,018,274
1,500,000	[2,3]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 10/30/2019	1,499,745
1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	1,001,962
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	997,920
3,350,000	[2,3]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	3,313,053
5,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 0.869%, 1/15/2019	5,034,570
		TOTAL	32,637,162
		Transportation - Railroads—0.5%
5,285,000	[1]	Kansas City Southern de Mexico SA de CV, Floating Rate Note—Sr. Note, 0.994%, 10/28/2016	5,253,026
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.80%, 2/1/2020	1,281,065
		TOTAL	6,534,091
		Utility - Electric—1.3%
1,500,000		Berkshire Hathaway Energy Co., 2.40%, 2/1/2020	1,502,375
3,000,000	[1]	Duke Energy Corp., Floating Rate Note—Sr. Note, 0.664%, 4/3/2017	2,995,449
1,000,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,013,508
6,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.339%, 9/1/2015	6,003,162
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,069,980
		TOTAL	15,584,474

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—0.5%
$2,850,000	[2,3]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 2.45%, 6/1/2018	$2,870,286
3,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	2,997,543
		TOTAL	5,867,829
		TOTAL CORPORATE BONDS (IDENTIFIED COST $406,479,921)	407,966,866
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
5,239		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	5,575
11,428		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	13,121
24,633		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	25,855
1,311		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	1,356
		TOTAL	45,907
		Federal National Mortgage Association—0.0%
4,424		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	4,562
57,988		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	67,658
		TOTAL	72,220
		Government National Mortgage Association—0.0%
25,959		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	29,995
7,138		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	8,553
		TOTAL	38,548
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $142,998)	156,675
		MUNICIPAL BONDS—0.4%
		Municipal Services—0.4%
3,225,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	3,237,868
1,225,000		New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds (Series 2013B), 1.758% Bonds (New Jersey State), 12/15/2018	1,204,114
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $4,437,605)	4,441,982
		FOREIGN GOVERNMENT/AGENCY—0.3%
		Sovereign—0.3%
4,000,000	[2,3]	Finland, Government of, Sr. Unsecd. Note, 1.25%, 10/19/2015 (IDENTIFIED COST $4,008,373)	4,007,200
		U.S. TREASURIES—1.9%
		U.S. Treasury Notes—1.9%
12,000,000		United States Treasury Note, 1.000%, 3/31/2017	12,084,750
10,000,000		United States Treasury Note, 1.625%, 6/30/2020	10,044,766
		TOTAL U.S. TREASURIES (IDENTIFIED COST $22,049,003)	22,129,516
		INVESTMENT COMPANIES—11.2%[5]
2,994,546		Federated Bank Loan Core Fund	30,304,808
4,096,142		Federated Mortgage Core Portfolio	40,674,693
34,271,859		Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[6]	34,271,859
695,447		Federated Project and Trade Finance Core Fund	6,495,477
3,395,794		High Yield Bond Portfolio	21,393,504
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $135,333,994)	133,140,341
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $1,179,391,357)[7]	1,177,554,770
		OTHER ASSETS AND LIABILITIES - NET—0.4%[8]	4,379,957
		TOTAL NET ASSETS—100%	$1,181,934,727

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $397,895,100, which represented 33.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $390,246,655, which represented 33.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A,that have been deemed liquid by the Trustees, if applicable, held at July 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, Class A, 2.189%, 10/15/2021	5/22/2014	$7,500,000	$7,500,000
C-BASS ABS LLC Series 1999-3, Class B1, 6.290%, 2/3/2029	7/9/1999	$78,798	$81,115
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$29,380	$29,188
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$38,142
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Affiliated holdings.
6	7-day net yield.
7	At July 31, 2015, the cost of investments for federal tax purposes was $1,179,391,357. The net unrealized depreciation of investments for federal tax purposes was $1,836,587. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,266,375 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,102,962.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods

(including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$3,487,957	$—	$3,487,957
Asset-Backed Securities	—	438,578,054	7,538,142	446,116,196
Collateralized Mortgage Obligations	—	156,078,849	29,188	156,108,037
Corporate Bonds	—	407,138,357	828,509	407,966,866
Mortgage-Backed Securities	—	156,675	—	156,675
Municipal Bonds	—-	4,441,982	—	4,441,982
Foreign Government/Agency	-	4,007,200	—	4,007,200
U.S. Treasuries	—	22,129,516	—	22,129,516
Investment Companies[1]	34,271,859	98,868,482	—	133,140,341
TOTAL SECURITIES	$34,271,859	$1,134,887,072	$8,395,839	$1,177,554,770
1	Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the NAV is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 23, 2015